Not FDIC Insured May Lose Value No Bank Guarantee
FGT-Q3PH

Schedules of Investments
(unaudited)
Franklin Emerging Market Debt Opportunities Fund 2
Franklin International Growth Fund 8
Notes to Schedules of Investments 10

Franklin Global Trust
Consolidated Schedule of Investments (unaudited), April 30, 2025
Franklin Emerging Market Debt Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ....................... South Africa 55,882,058 $ —
a,b,c
K2016470219 South Africa Ltd., B ....................... South Africa 5,561,052 —
—
Financial Services 0.0%
a,b,c
Astana Finance JSC, GDR, 144A ....................... Kazakhstan 193,625 —
Total Common Stocks (Cost $433,378) .......................................
—
Warrants
Warrants 2.1%
Financial Services 2.1%
d,e
Ukraine Government, VRI, GDP Linked Security, Senior Bond,
Reg S, 8/01/41 .................................... Ukraine 1,950,000 1,393,068
a,b,f
Venezuela Government, Oil Value Recovery, 4/15/20 ......... Venezuela 925,920 575,031
1,968,099
Total Warrants (Cost $18,406,656) ...........................................
1,968,099
Units
Private Limited Partnership Funds 0.0%
Capital Markets 0.0%
a,b,f,g
Global Distressed Alpha Fund III LP ..................... United States 4,424,861 —
Total Private Limited Partnership Funds (Cost $4,600,000) .....................
—
Principal
Amount
*
Quasi-Sovereign Bonds 9.1%
Financial Services 0.6%
a
Meridiam Eastern Europe Investments SAS , 8.85% , 6/10/28 ... Turkiye 464,286 EUR 539,381
a,c,e,h
Sphynx Capital Markets PCC (National Investment Bank of
Ghana) , PTN , Secured Note , Reg S, Zero Cpn., 2/05/09 ..... Ghana 8,000,000 —
539,381
Municipal Bonds 3.1%
d
Argentina Provincia de Tierra del Fuego , Senior Secured Bond ,
144A, 8.95% , 1/21/30 ............................... Argentina 352,800 349,272
d
Istanbul Metropolitan Municipality ,
Senior Note, 144A, 10.75%, 4/12/27 ................... Turkiye 250,000 262,858
Senior Note, 144A, 10.5%, 12/06/28 ................... Turkiye 945,000 1,007,649
d
Provincia del Chubut Argentina , Senior Secured Bond , 144A,
7.75% , 7/26/30 ................................... Argentina 1,328,213 1,288,367
2,908,146
Oil, Gas & Consumable Fuels 4.7%
d
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... Venezuela 150,000 150,276
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 850,000 694,966
d
Heritage Petroleum Co. Ltd. , Senior Secured Note , 144A, 9% ,
8/12/29 .........................................
Trinidad and
Tobago 650,000 658,892
d
KazMunayGas National Co. JSC , Senior Bond , 144A, 5.75% ,
4/19/47 ......................................... Kazakhstan 1,680,000 1,411,468
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 1,750,000 1,501,125
4,416,727

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Quasi-Sovereign Bonds
(continued)
Transportation Infrastructure 0.7%
d,i
PA Autopista Rio Magdalena , Index Linked, Senior Secured Bond ,
144A, 6.05% , 6/15/36 ............................... Colombia 3,576,360,035 COP $ 713,060
Total Quasi-Sovereign Bonds (Cost $11,776,803) ..............................
8,577,314
Corporate Bonds 11.7%
Banks 0.2%
d
Ipoteka-Bank ATIB , Senior Note , Reg S, 20.5% , 4/25/27 ...... Uzbekistan 2,500,000,000 UZS 199,598
Broadline Retail 0.0%
a,d,e,j
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 4,842,864 —
a,d,e,j
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 2,133,302 —
—
Chemicals 1.0%
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 1,340,000 965,701
Commercial Services & Supplies 1.1%
d
Ambipar Lux SARL ,
Senior Note, 144A, 9.875%, 2/06/31 ................... Brazil 421,000 405,376
Senior Note, 144A, 10.875%, 2/05/33 .................. Brazil 600,000 586,890
992,266
Diversified Telecommunication Services 0.4%
d
IHS Holding Ltd. , Senior Note , 144A, 8.25% , 11/29/31 ........ Nigeria 400,000 386,180
Electric Utilities 3.6%
d
Adani Electricity Mumbai Ltd. , Senior Secured Bond , 144A,
3.949% , 2/12/30 ................................... India 1,406,000 1,218,118
d
Energo-Pro A/S , Senior Note , 144A, 8.5% , 2/04/27 .......... Georgia 1,160,000 1,166,693
d
GDZ Elektrik Dagitim A/S , Senior Note , 144A, 9% , 10/15/29 ... Turkiye 1,100,000 1,030,751
3,415,562
Food Products 1.0%
d
Frigorifico Concepcion SA , Senior Secured Note , 144A, 7.7% ,
7/21/28 ......................................... Paraguay 1,250,000 932,012
Metals & Mining 0.9%
d,j
Petra Diamonds US Treasury plc , Senior Secured Note , 144A,
PIK, 9.75% , 3/08/26 ................................ South Africa 1,415,350 799,825
Oil, Gas & Consumable Fuels 2.5%
d
Kosmos Energy Ltd. , Senior Note , 144A, 8.75% , 10/01/31 ..... Ghana 1,150,000 929,764
d
MC Brazil Downstream Trading SARL , Senior Secured Note ,
144A, 7.25% , 6/30/31 ............................... Brazil 874,614 676,689
d
Uzbekneftegaz JSC , Senior Bond , 144A, 8.75% , 5/07/30 ...... Uzbekistan 700,000 700,000
2,306,453
Real Estate Management & Development 0.2%
d,e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ................................... China 1,940,000 168,547

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.8%
Telecommunications Services of Trinidad & Tobago Ltd. ,
d
Senior Secured Bond, 144A, 8.875%, 10/18/29 ........... Trinidad and
Tobago 770,000 $ 764,933
764,933
Total Corporate Bonds (Cost $18,625,732) ....................................
10,931,077
Loan Participations and Assignments 0.0%
†
a,d,e
Alfa Bank AO Via Alfa Bond Issuance plc , Sub. Bond , 144A,
5.95% , 4/15/30 ................................... Russia 1,000,000 —
a,f,j,k
Global Distressed Alpha Fund III LP ,
PIK, 12%, Perpetual ................................ United States 1,949,932 14,850
Total Loan Participations and Assignments (Cost $2,459,059) ..................
14,850
Foreign Government and Agency Securities 65.1%
d
Angola Government Bond , Senior Bond , 144A, 8.75% , 4/14/32 . Angola 2,870,000 2,260,103
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 985,000 659,343
Senior Note, 1%, 7/09/29 ............................ Argentina 1,044,441 842,342
d
Armenia Government Bond ,
Senior Bond, 144A, 3.95%, 9/26/29 .................... Armenia 1,580,000 1,425,230
Senior Bond, 144A, 3.6%, 2/02/31 ..................... Armenia 200,000 169,539
d
Benin Government Bond ,
Senior Bond, 144A, 4.875%, 1/19/32 ................... Benin 433,000 EUR 430,404
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 1,000,000 915,525
d
BOI Finance BV , Senior Note , 144A, 7.5% , 2/16/27 .......... Nigeria 850,000 EUR 947,411
Brazil Government Bond ,
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 1,420,000 1,003,334
B, 6%, 5/15/35 .................................... Brazil 3,686,947 BRL 590,388
Brazil Notas do Tesouro Nacional , F , 10% , 1/01/29 ..........
Brazil 9,642,000 BRL 1,539,732
d
Bulgaria Government Bond , Senior Bond , Reg S, 1.375% ,
9/23/50 ......................................... Bulgaria 1,440,000 EUR 965,406
d
Cameroon Government Bond , Senior Bond , 144A, 5.95% ,
7/07/32 ......................................... Cameroon 1,630,000 EUR 1,353,370
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ......................... Colombia 3,000,000,000 COP 699,433
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 1,100,000 1,074,109
d
Dominican Republic Government Bond ,
Senior Bond, 144A, 13.625%, 2/03/33 .................. Dominican
Republic 54,650,000 DOP 1,083,097
Senior Bond, 144A, 6.4%, 6/05/49 ..................... Dominican
Republic 950,000 867,492
Egypt Government Bond ,
d
Senior Bond, 144A, 7.625%, 5/29/32 ................... Egypt 450,000 384,131
d
Senior Bond, 144A, 7.5%, 2/16/61 ..................... Egypt 1,510,000 986,146
25.318%, 8/13/27 .................................. Egypt 27,600,000 EGP 562,822
24.458%, 10/01/27 ................................. Egypt 56,275,000 EGP 1,132,816
d
El Salvador Government Bond ,
Senior Note, 144A, 0.25%, 4/17/30 ..................... El Salvador 1,200,000 26,827
Senior Bond, Reg S, 7.65%, 6/15/35 ................... El Salvador 2,460,000 2,326,250
d,e
Ethiopia Government Bond ,
Senior Bond, 144A, 6.625%, 12/11/24 .................. Ethiopia 1,850,000 1,555,038
Senior Bond, Reg S, 6.625%, 12/11/24 .................. Ethiopia 370,000 311,008
d
Gabon Government Bond ,
Senior Bond, 144A, 6.625%, 2/06/31 ................... Gabon 1,940,000 1,383,337
Senior Bond, 144A, 7%, 11/24/31 ...................... Gabon 750,000 532,087

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Grenada Government Bond , Senior Bond , 144A, 7% , 5/12/30 .. Grenada 694,468 $ 670,161
d
Guatemala Government Bond , Senior Bond , Reg S, 6.125% ,
6/01/50 ......................................... Guatemala 1,000,000 890,625
d
Honduras Government Bond , Senior Bond , 144A, 5.625% ,
6/24/30 ......................................... Honduras 1,145,000 1,047,103
d
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 2,546,250 2,472,248
d
Ivory Coast Government Bond , Senior Bond , 144A, 4.875% ,
1/30/32 ......................................... Ivory Coast 2,040,000 EUR 2,001,419
Jamaica Government Bond , Senior Note , 9.625% , 11/03/30 ....
Jamaica 78,500,000 JMD 516,664
d
Jordan Government Bond ,
Senior Bond, 144A, 5.85%, 7/07/30 .................... Jordan 600,000 554,616
Senior Bond, 144A, 7.375%, 10/10/47 .................. Jordan 1,450,000 1,219,287
Kazakhstan MEOKAM ,
10.5%, 8/04/26 ................................... Kazakhstan 291,200,000 KZT 532,739
13.9%, 9/16/26 ................................... Kazakhstan 394,713,000 KZT 750,550
Kazakhstan MEUKAM , Senior Bond , 7.2% , 5/27/25 ..........
Kazakhstan 90,666,000 KZT 175,499
Mexican Bonos Desarr Fixed Rate ,
M, 7.75%, 5/29/31 ................................. Mexico 9,620,000
l
MXN 464,230
M, 8%, 11/07/47 ................................... Mexico 44,450,000
l
MXN 1,880,730
d
Montenegro Government Bond ,
Senior Note, 144A, 7.25%, 3/12/31 ..................... Montenegro 650,000 656,346
Senior Note, 144A, 4.875%, 4/01/32 .................... Montenegro 600,000 EUR 660,620
d
Mozambique Government Bond , 144A, 9% , 9/15/31 ......... Mozambique 1,480,000 1,137,639
d
Nigeria Government Bond , Senior Bond , Reg S, 7.625% ,
11/28/47 ........................................ Nigeria 1,200,000 854,102
d
North Macedonia Government Bond , Senior Note , 144A, 6.96% ,
3/13/27 ......................................... North Macedonia 620,000 EUR 731,182
d
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 1,630,000 1,289,123
Panama Government Bond , Senior Bond , 8% , 3/01/38 .......
Panama 600,000 622,545
d
Romania Government Bond ,
Senior Bond, Reg S, 3.875%, 10/29/35 ................. Romania 1,150,000 EUR 1,049,863
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 850,000 EUR 884,226
d,e
Saderea DAC , Senior Secured Bond , Reg S, 12.5% , 11/30/26 .. Ghana 962,882 596,987
d
Serbia Government Bond ,
Senior Bond, 144A, 1.5%, 6/26/29 ..................... Serbia 1,130,000 EUR 1,150,669
Senior Bond, Reg S, 1.65%, 3/03/33 ................... Serbia 560,000 EUR 504,867
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 .......................... South Africa 61,252,000 ZAR 2,115,756
Senior Bond, 5.75%, 9/30/49 ......................... South Africa 1,050,000 752,475
d
Suriname Government Bond ,
m
Senior Bond, 144A, FRN, 9%, 12/31/50 ................. Suriname 1,084,000 1,153,105
j
Senior Note, 144A, PIK, 7.95%, 7/15/33 ................. Suriname 766,048 700,679
Tunisia Government Bond ,
Senior Bond, 4.2%, 3/17/31 .......................... Tunisia 260,000,000 1,488,163
d
Senior Note, Reg S, 6.375%, 7/15/26 ................... Tunisia 250,000 EUR 274,872
Turkiye Government Bond ,
36%, 8/12/26 ..................................... Turkiye 53,090,000 TRY 1,263,138
Senior Bond, 4.875%, 4/16/43 ........................ Turkiye 1,000,000 677,639
d
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 265,892 134,899
Senior Bond, 144A, 1.75%, 2/01/35 .................... Ukraine 539,491 267,055
Senior Bond, 144A, 2/01/36 .......................... Ukraine 221,577 111,618
Senior Bond, 144A, 1.75%, 2/01/36 .................... Ukraine 693,632 336,844
Senior Note, 144A, 2/01/30 .......................... Ukraine 84,199 41,538
Senior Note, 144A, 2/01/34 .......................... Ukraine 314,639 121,112
Senior Note, 144A, 1.75%, 2/01/34 ..................... Ukraine 758,281 381,757
d
Uzbekistan Government Bond ,
Senior Note, 144A, 16.625%, 5/29/27 ................... Uzbekistan 13,430,000,000 UZS 1,064,894

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
d
Uzbekistan Government Bond, (continued)
Senior Note, 144A, 15.5%, 2/25/28 ..................... Uzbekistan 8,100,000,000 UZS $ 631,856
d,e
Venezuela Government Bond , Senior Bond , Reg S, 7.65% ,
4/21/25 ......................................... Venezuela 2,000,000 295,000
Total Foreign Government and Agency Securities (Cost $61,993,114) ............
61,153,160
Supranational 4.5%
Asian Development Bank , Senior Note , 5.55% , 9/12/25 .......
Supranational
n
6,000,000 PLN 1,595,191
d
Banque Ouest Africaine de Developpement , Sub. Bond , 144A,
8.2% to 2/12/30, FRN thereafter , 2/13/55 ................ Supranational
n
1,000,000 995,356
d
Corp. Andina de Fomento , Senior Bond , Reg S, 7.5% , 6/10/30 . Supranational
n
8,630,000 MXN 411,593
Inter-American Development Bank , Senior Note , 5.1% , 11/17/26
Supranational
n
7,000,000,000 IDR 415,615
International Bank for Reconstruction & Development , Senior
Note , 4.6% , 2/09/26 ................................ Supranational
n
14,100,000,000 IDR 840,012
Total Supranational (Cost $4,235,094) ........................................
4,257,767
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 275,106 3,899
Total Escrows and Litigation Trusts (Cost $–) .................................
3,899
Total Long Term Investments (Cost $122,529,836) .............................
86,906,166
a
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.0%
a,o
Nigeria Treasury Bills ,
26.36%, 2/24/26 ................................... Nigeria 900,000,000 NGN 460,417
25.24%, 3/03/26 ................................... Nigeria 900,000,000 NGN 462,084
922,501
Total Foreign Government and Agency Securities (Cost $997,554) ..............
922,501
Shares
Money Market Funds 3.7%
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 4.052% .. United States 3,497,885 3,497,885
Total Money Market Funds (Cost $3,497,885) .................................
3,497,885
Total Short Term Investments (Cost $4,495,439 ) ...............................
4,420,386
a
Total Investments (Cost $127,025,275) 97.2% .................................
$91,326,552
Other Assets, less Liabilities 2.8% ...........................................
2,590,436
Net Assets 100.0% .........................................................
$93,916,988
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.

Franklin Global Trust
Consolidated Schedule of Investments (unaudited)
Franklin Emerging Market Debt Opportunities Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following forward exchange contracts outstanding.
See Abbreviation s on page 16 .
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $61,381,649, representing 65.4% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The security is owned by Alternative Strategies (FT) Ltd., a wholly-owned subsidiary of the Fund. See Note 5.
g
The Global Distressed Alpha Fund III LP is a fund focused on the purchase of and the recovery on private distressed commercial, sovereign and sovereign-related debt claims around the world, principally in Africa and Asia.
h
Represents claims that have been filed with a Ghanaian court against National Investment Bank of Ghana.
i
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
j
Income may be received in additional securities and/or cash.
k
Perpetual security with no stated maturity date.
l
Principal amount is stated in 100 Mexican Peso Units.
m
The coupon rate shown represents the rate at period end.
n
A supranational organization is an entity formed by two or more central governments through international treaties.
o
The rate shown represents the yield at period end.
p
See Note 4 regarding investments in affiliated management investment companies.
q
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... CITI Sell 6,389,000 1,133,726 5/07/25 $ 9,292 $ —
Euro ............. CITI Buy 330,000 362,944 6/17/25 12,004 —
Euro ............. CITI Sell 11,950,000 12,935,255 6/17/25 — (642,397)
Japanese Yen ...... CITI Sell 217,000,000 1,477,120 6/17/25 — (48,616)
Total Forward Exchange Contracts ................................................... $21,296 $(691,013)
Net unrealized appreciation (depreciation) ............................................ $(669,717)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Global Trust
Schedule of Investments (unaudited), April 30, 2025
Franklin International Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 4.0%
MTU Aero Engines AG ............................... Germany 97,000 $ 33,572,234
Air Freight & Logistics 4.7%
DSV A/S .......................................... Denmark 185,000 39,212,581
Biotechnology 1.4%
a
BioNTech SE , ADR .................................. Germany 108,000 11,248,200
Broadline Retail 4.5%
a
MercadoLibre, Inc. .................................. Brazil 16,200 37,759,770
Capital Markets 6.5%
Intermediate Capital Group plc ......................... United Kingdom 1,220,503 30,700,491
Macquarie Group Ltd. ................................ Australia 190,000 23,479,261
54,179,752
Chemicals 3.5%
Sika AG .......................................... Switzerland 118,000 29,489,097
Containers & Packaging 3.4%
SIG Group AG ..................................... Switzerland 1,450,000 27,970,447
Electronic Equipment, Instruments & Components 0.6%
Inficon Holding AG .................................. Switzerland 50,000 5,305,392
Entertainment 3.8%
CTS Eventim AG & Co. KGaA .......................... Germany 270,000 31,991,485
Health Care Equipment & Supplies 8.3%
Alcon AG ......................................... United States 375,800 36,512,935
Cochlear Ltd. ...................................... Australia 188,000 32,924,552
69,437,487
Hotels, Restaurants & Leisure 3.3%
Amadeus IT Group SA ............................... Spain 350,000 27,549,543
Interactive Media & Services 3.2%
b
Scout24 SE , 144A , Reg S ............................. Germany 220,000 26,218,896
IT Services 3.4%
a
Shopify, Inc. , A ..................................... Canada 300,000 28,500,000
Life Sciences Tools & Services 1.8%
Lonza Group AG .................................... Switzerland 21,000 15,088,695
Machinery 5.6%
Georg Fischer AG ................................... Switzerland 60,000 4,338,284
Interroll Holding AG .................................. Switzerland 10,841 23,791,950
b
VAT Group AG , 144A , Reg S ........................... Switzerland 50,000 18,049,515
46,179,749
Pharmaceuticals 2.7%
AstraZeneca plc .................................... United Kingdom 155,000 22,206,342
Professional Services 4.2%
Experian plc ....................................... United States 700,000 34,825,726
Semiconductors & Semiconductor Equipment 9.1%
ASML Holding NV ................................... Netherlands 45,000 30,124,889
Disco Corp. ........................................ Japan 128,000 24,765,382
a
Nova Ltd. ......................................... Israel 105,000 20,602,050
75,492,321
Software 18.0%
a
CyberArk Software Ltd. ............................... United States 101,813 35,854,466

Franklin Global Trust
Schedule of Investments (unaudited)
Franklin International Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See A bbreviations o n page 16 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Kinaxis, Inc. ....................................... Canada 219,700 $ 29,665,715
a
Monday.com Ltd. .................................... United States 111,000 31,189,890
a
Nice Ltd. , ADR ..................................... Israel 155,000 24,157,525
SAP SE .......................................... Germany 100,000 29,258,864
150,126,460
Specialty Retail 1.4%
Fast Retailing Co. Ltd. ................................ Japan 35,000 11,513,070
Trading Companies & Distributors 2.5%
RS Group plc ...................................... United Kingdom 3,050,000 21,029,760
Total Common Stocks (Cost $ 583,338,395 ) ...................................
798,897,007
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.052% .. United States 30,318,559 30,318,559
Total Money Market Funds (Cost $ 30,318,559 ) ................................
30,318,559
Total Short Term Investments (Cost $ 30,318,559 ) ..............................
30,318,559
a
Total Investments (Cost $ 613,656,954 ) 99.5% .................................
$829,215,566
Other Assets, less Liabilities 0.5% ...........................................
3,588,215
Net Assets 100.0% .........................................................
$832,803,781
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $44,268,411, representing 5.3% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At April 30, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April
30, 2025, investments in affiliated management investment companies were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Emerging Market Debt Opportunities Fund
193,625 Astana Finance JSC, GDR, 144A ................ 5/22/15 $ — $ —
55,882,058
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 429,249 —
5,561,052
a
K2016470219 South Africa Ltd., B ............... 2/01/17 4,129 —
8,000,000
Sphynx Capital Markets PCC (National Investment Bank
of Ghana), PTN, Secured Note, Reg. S, Zero Cpn.,
2/05/09 .................................. 10/12/09 - 10/13/11 3,100,000 —
Total Restricted Securities (Value is —% of Net Assets) ............... $3,533,378 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of April 30, 2025.
2. Financial Instrument Valuation
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Alternative Strategies (FT) Ltd. (FT Subsidiary)
Franklin Emerging Market Debt Opportunities Fund invests in certain financial instruments, warrants or commodities through its investment in the FT Subsidiary. The FT Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At April 30, 2025, the FT Subsidiary investments as well as any other assets and liabilities of the
FT Subsidiary are reflected in the Fund's Consolidated Schedule of Investments. At April 30, 2025, the net assets of the
FT Subsidiary were $594,330, representing 0.6% of the Fund's consolidated net assets. The Fund's investment in the FT
Subsidiary is limited to 25% of consolidated assets.
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Debt Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $4,436,272 $41,385,144 $(42,323,531) $— $— $3,497,885 3,497,885 $138,598
Total Affiliated Securities ... $4,436,272 $41,385,144 $(42,323,531) $— $— $3,497,885 $138,598
Franklin International Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.052% $8,423,880 $222,553,871 $(200,659,192) $— $— $30,318,559 30,318,559 $671,672
Total Affiliated Securities ... $8,423,880 $222,553,871 $(200,659,192) $— $— $30,318,559 $671,672
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Warrants :
Financial Services ...................... — 1,393,068 575,031 1,968,099
Private Limited Partnership Funds ............ — — —
a
—
Quasi-Sovereign Bonds :
Financial Services ...................... — — 539,381
a
539,381
Municipal Bonds ....................... — 2,908,146 — 2,908,146
Oil, Gas & Consumable Fuels ............. — 4,416,727 — 4,416,727
Transportation Infrastructure .............. — 713,060 — 713,060
Corporate Bonds :
Banks ............................... — 199,598 — 199,598
Broadline Retail ....................... — — —
a
—
Chemicals ........................... — 965,701 — 965,701
Commercial Services & Supplies ........... — 992,266 — 992,266
Diversified Telecommunication Services ..... — 386,180 — 386,180
Electric Utilities ........................ — 3,415,562 — 3,415,562
Food Products ........................ — 932,012 — 932,012
Metals & Mining ....................... — 799,825 — 799,825
Oil, Gas & Consumable Fuels ............. — 2,306,453 — 2,306,453
Real Estate Management & Development .... — 168,547 — 168,547
Wireless Telecommunication Services ....... — 764,933 — 764,933
Loan Participations and Assignments ......... — — 14,850
b
14,850
Foreign Government and Agency Securities .... — 61,153,160 — 61,153,160
Supranational ........................... — 4,257,767 — 4,257,767
Escrows and Litigation Trusts ............... — — 3,899 3,899
Short Term Investments ................... 3,497,885 — 922,501 4,420,386
Total Investments in Securities ........... $3,497,885 $85,773,005 $2,055,662 $91,326,552
Other Financial Instruments:
Forward Exchange Contracts ............... $— $21,296 $— $21,296
Total Other Financial Instruments ......... $— $21,296 $— $21,296
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 691,013 — 691,013
Total Other Financial Instruments ......... $— $691,013 $— $691,013
Franklin International Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 33,572,234 — 33,572,234
Air Freight & Logistics ................... — 39,212,581 — 39,212,581
Biotechnology ......................... 11,248,200 — — 11,248,200
Broadline Retail ....................... 37,759,770 — — 37,759,770
Capital Markets ........................ — 54,179,752 — 54,179,752
Chemicals ........................... — 29,489,097 — 29,489,097
Containers & Packaging ................. — 27,970,447 — 27,970,447
Electronic Equipment, Instruments &
Components ........................ — 5,305,392 — 5,305,392
Entertainment ......................... — 31,991,485 — 31,991,485
Health Care Equipment & Supplies ......... — 69,437,487 — 69,437,487
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2025, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin International Growth Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Hotels, Restaurants & Leisure ............. $ — $ 27,549,543 $ — $ 27,549,543
Interactive Media & Services .............. — 26,218,896 — 26,218,896
IT Services ........................... 28,500,000 — — 28,500,000
Life Sciences Tools & Services ............ — 15,088,695 — 15,088,695
Machinery ............................ — 46,179,749 — 46,179,749
Pharmaceuticals ....................... — 22,206,342 — 22,206,342
Professional Services ................... — 34,825,726 — 34,825,726
Semiconductors & Semiconductor Equipment . 20,602,050 54,890,271 — 75,492,321
Software ............................. 120,867,596 29,258,864 — 150,126,460
Specialty Retail ........................ — 11,513,070 — 11,513,070
Trading Companies & Distributors .......... — 21,029,760 — 21,029,760
Short Term Investments ................... 30,318,559 — — 30,318,559
Total Investments in Securities ........... $249,296,175 $579,919,391
c
$— $829,215,566
a
Includes financial instruments determined to have no value.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at April 30, 2025.
c
Includes foreign securities valued at $579,919,391, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... $ —
c
$ — $ — $ — $ — $ — $ — $ — $ —
c
$ —
Financial Services ... —
c
— — — — — — — —
c
—
Warrants :
Financial Services ... 580,816 — — — — — — (5,785) 575,031 (5,785)
Private Limited Partnership
Funds :
Capital Markets ..... —
c
— — — — — — — —
c
—
Quasi-Sovereign Bonds : 620,346
c
— (115,125) — — — (12,060) 46,220 539,381
c
35,351
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Loan Participations and
Assignments : 486,606 82,332 — — — 91 — (554,179) 14,850
c
(554,17 9 )
Foreign Government and
Agency Securities : — 968,180 — — — 29,374 — (75,053) 922,501 (75,053)
Escrows and Litigation
Trusts : —
c
— — — — — — 3,899 3,899 3,899
Total Investments in
Securities ............ $1,687,768 $1,050,512 $(115,125) $— $— $29,465 $(12,060) $(584,898) $2,055,662 $(595,767)
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of April 30, 2025, are as follows:
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions
c
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Period
Valuation
Technique
Unobservable
Inputs Amount
Impact to Fair
Value if Input
Increases
a
Franklin Emerging Market Debt Opportunities Fund
Assets:
Investments in Securities:
Quasi-Sovereign Bonds:
Financial Services
.......
$539,381 Discounted cash
flow
Discount rate 7.4% Decrease
All Other
...................
1,516,281
b,c,d
Total
.........................
$2,055,662
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
c
Includes financial instruments determined to have no value.
d
Includes the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
6. Fair Value Measurements
(continued)

Franklin Global Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
CITI
Citibank NA
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
DOP
Dominican Peso
EGP
Egyptian Pound
EUR
Euro
IDR
Indonesian Rupiah
JMD
Jamaican Dollar
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NGN
Nigerian Naira
PLN
Polish Zloty
TRY
Turkish Lira
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
GDP
Gross Domestic Product
GDR
Global Depositary Receipt
PIK
Payment-In-Kind
PTN
Pass-through Note
VRI
Value Recovery Instrument
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.